Related party disclosures	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party disclosures
30 Related party disclosures
The Group has a number of transactions and relationships with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business. Transactions with CTBAT International Limited (a joint operation) are not included in these disclosures as the results are immaterial to the Group.
Intercompany transactions and balances are eliminated on consolidation and therefore are not disclosed.
Transactions and balances with associates relate mainly to the sale and purchase of cigarettes and tobacco leaf. The Group’s share of dividends from associates, included in other net income in the table below, was £438 million (2021: £392 million; 2020: £394 million).

	2022 £m	2021 £m	2020 £m
Transactions
– revenue	494	524	495
– purchases	(190)	(123)	(80)
– other net income	440	387	388
Amounts receivable at 31 December	51	48	33
Amounts payable at 31 December	(4)	(3)	(5)
In 2022, as mentioned in note 27, the Group made a £32 million investment in exchange for 16% of Sanity Group GmbH and made a non-controlling investment in Steady State LLC for £4 million.
Also in 2022, the Group acquired a further 3.3% in Hrvatski Duhani d.d. Tobacco Leaf Processing at a cost of £1 million, following the acquisition of an additional 2.7% in 2021 at a cost of £1 million.
During 2022, the Group increased its ownership of a wholesale producer and distributor operating in the agriculture sector based in Uzbekistan, FE “Samfruit” JSC to 45.40% for £1 million. In 2021, the Group increased its ownership to 42.61%, for £1 million (2020: increase to 38.63% for £5 million).
In 2021, the Group made a capital contribution in Brascuba Cigarrillos S.A. at a cost of £6 million (2020: £17 million). There was a capital reduction in CTBAT International Limited of approximately US$171 million with funds remitted prorata to investors in 2021.
On 5 October 2021, PT Bentoel Internasional Investama Tbk (Bentoel) announced its intention to delist from the Indonesia Stock Exchange and go private by conducting a Voluntary Tender Offer (VTO). As part of this, in two phases in November and December 2021, the Group acquired an additional 0.2% of shares in Bentoel from independent shareholders at a cost of £4 million and terminated the total return swap (as explained in note 32).
As explained in note 15, in 2022 the Group provided a temporary liquidity facility to the main UK pension fund. As at 31 December 2022 this facility was undrawn.
As set out in note 27, in March 2021, the Group acquired a 19.9% equity stake in Organigram. The Group and Organigram also entered into a Product Development Collaboration Agreement following which a Centre of Excellence has been established to focus on developing the next generation of cannabis products with an initial focus on cannabidiol (CBD).
The key management personnel of British American Tobacco consist of the members of the Board of Directors of British American Tobacco p.l.c. and the members of the Management Board. No such person had any material interest during the year in a contract of significance (other than a service contract) with the Company or any subsidiary company. The term key management personnel in this context includes their close family members.

	2022 £m	2021 £m	2020 £m
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	19	18	17
– post-employment benefits	1	1	2
– share-based payments	17	16	13
	37	35	32
The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chair			Non-Executive Directors			Total
	2022 £'000	2021 £'000	2020 £'000	2022 £'000	2021 £'000	2020 £'000	2022 £'000	2021 £'000	2020 £'000	2022 £'000	2021 £'000	2020 £'000
Salary; fees; benefits; incentives
– salary	2,129	2,119	2,026							2,129	2,119	2,026
– fees				670	727	714	1,027	1,045	1,028	1,697	1,772	1,742
– taxable benefits	449	420	744	59	55	77	78	2	72	586	477	893
– short-term incentives	3,761	4,128	3,274							3,761	4,128	3,274
– long-term incentives	7,888	3,399	1,294							7,888	3,399	1,294
Sub-total	14,227	10,066	7,338	729	782	791	1,105	1,047	1,100	16,061	11,895	9,229
Pension; other emoluments
– pension	320	318	304							320	318	304
– other emoluments	6	6	20							6	6	20
Sub-total	326	324	324							326	324	324
Total emoluments	14,553	10,390	7,662	729	782	791	1,105	1,047	1,100	16,387	12,219	9,553